Term Loans (Details 7)	6 Months Ended
Jun. 30, 2013
Maximum [Member]
Term Loan Agreement Covenant Terms Fixed Charge Coverage Ratio
March 31, 2013	1.05
June 30, 2013	1.05
September 30, 2013	1.15
December 31, 2013	1.20
March 31, 2014	1.25
June 30, 2014	1.30
September 30, 2014	1.35
December 31, 2014	1.40
March 31, 2015	1.45
June 30, 2015	1.50
September 30, 2015	1.60
December 31, 2015	1.70
March 31, 2016	1.80
June 30, 2016	1.90
September 30, 2016 and the last day of each succeeding fiscal quarter thereafter	2.00
Minimum [Member]
Term Loan Agreement Covenant Terms Fixed Charge Coverage Ratio
March 31, 2013	1.00
June 30, 2013	1.00
September 30, 2013	1.00
December 31, 2013	1.00
March 31, 2014	1.00
June 30, 2014	1.00
September 30, 2014	1.00
December 31, 2014	1.00
March 31, 2015	1.00
June 30, 2015	1.00
September 30, 2015	1.00
December 31, 2015	1.00
March 31, 2016	1.00
June 30, 2016	1.00
September 30, 2016 and the last day of each succeeding fiscal quarter thereafter	1.00